Fair Value Measurement (Details) - Schedule of significant unobservable inputs used in the analysis - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lender Warrants [Member]
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Common Stock Price (in Dollars per share)		$ 3.25
Risk-Free Rate	2.41%	1.26%
Credit Spread	12.20%	10.00%
Volatility	35.90%	41.00%
Dividend Yield	0.00%	0.00%
Monte Carlo Simulation [Member]
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Common Stock Price (in Dollars per share)		$ 3.25
Risk-Free Rate		0.14%
Volatility		56.00%
Dividend Yield		0.00%